Nov. 01, 2020
Supplement to Prospectus
HC Strategic Shares
Dated November 1, 2020
HC Capital Trust
The date of this Supplement is March 15, 2021
The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio (the “Portfolios”):
On March 1
2
, 2021, amendments to the Portfolio Management Agreements between the Trust, on behalf of each of the Portfolios, and Echo Street Capital Management LLC (“Echo Street”) reflecting a revised fee structure for each respective Portfolio were approved by the shareholders of each respective Portfolio
.
The following material supplements the Prospectus to include the revised Echo Street fee structure and updated fee table and expense example information with respect to The Institutional U.S. Equity Portfolio.
1. The following replaces The Institutional U.S. Equity Portfolio’s “Annual
Operating
Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 16 of the Prospectus:

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.29%

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368
The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”):
The prospectus is supplemented to reflect revised and restated disclosures regarding the Portfolio’s Principal Investment Strategies and additional risk disclosures regarding high yield bonds as shown below:
1. “Principal Investment Strategies”- on page 133, the first paragraph is deleted and replaced by:
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “Municipal Securities.” At least 50% of the Portfolio will be invested in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. At times, up to 50% of the Portfolio may be invested in securities that are rated lower than these top four rating categories (“junk bonds”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 20 years. The Portfolio’s actual average maturity was 4.87 years as of June 30, 2020. The Portfolio may invest in securities issued by other investment companies, including ETFs and closed-end funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.
2. Under “Principal Investment risks”- “Fixed Income Risks” on page 134, the following is added:
High Yield Bond Risk
– High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.